1933 Act File No. 333-12079
1940 Act File No. 811-5950


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                 FORM N-14
                          REGISTRATION STATEMENT
                                   UNDER
                        THE SECURITIES ACT OF 1933

                      MONEY MARKET OBLIGATIONS TRUST
             (Exact Name of Registrant as Specified in Charter)

                        Pre-Effective Amendment No.
                     --                             -
                     X Post-Effective Amendment No. 1

                               (412) 288-1900
                      (Area Code and Telephone Number)


                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)


                        JOHN W. MCGONIGLE, ESQUIRE
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

                                 Copy to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro  Morin & Oshinsky LLP
                            2101 L Street, N.W.
                          Washington, D.C.  20037


       It is proposed that this filing will become effective on December 11, 1996 pursuant to Rule 485(b).

       An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under The Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice for the Registrant for the fiscal year ended July 31, 1996, was filed on September 16, 1996.



                           CROSS REFERENCE SHEET

Item of Part A                Location in
of Form N-14                  Prospectus

1.........................    Cross Reference Sheet; Cover Page.

2.........................    Table of Contents.

3.........................    Summary; Comparison of Investment
                              Policies and Risk Factors.

4.........................    Information About the Reorganization.

5.........................    Information About the Portfolio and the
                              Fund.

6.........................    Information About the Portfolio and the
                              Fund.

7.........................    Voting Information.

8.........................    Summary; Information About the
                              Reorganization.

9.........................    Not Applicable.

Item of Part A                Location in
of Form N-14                  Additional Information

10........................    Cover Page.

11........................    Table of Contents.

12........................    Statement of Additional Information of
                              Government Obligations Fund dated
                          September 30,1996.

13........................    Not Applicable.

14........................    Prospectus of Government Obligations Fund
                              dated September 30, 1996;  Financial
                              Statements of Government Obligations
                          Money Market Fund, a portfolio of Lehman
                          Brothers Institutional Funds Group Trust.


Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Initial Registration Statement filed on Form N-14 on September 16, 1996, in their entirety (File Nos. 33-31602 and 811-5950).



                            FORM N-14
                   PART C - OTHER INFORMATION

Item 15.  Indemnification:
          Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Management (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16   Exhibits

1.1  Copy of Declaration of Trust of the Registrant dated October 3, 1988
     (1)

1.2  Amendment to the Declaration of Trust dated October 3, 1989 (1)

1.3 Conformed Copy of Amendment No. 8 to Declaration of Trust dated December 28, 1994 (2)

2.   Copy of Bylaws of the Registrant (1)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Proxy Statement and Prospectus of this Registration Statement
     (12)

5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (3)

6.1  Copy of Investment Advisory Contract of the Registrant (10)

6.2  Copy of Exhibit G to Investment Advisory Contract (1)

6.3 Conformed Copy of Investment Advisory Contract between Registrant and Federated Administrative Services dated March 1, 1995 (6)

7.1  Copy of Distributor's Contract of the Registrant (4)

*   Filed electronically.


(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed September 27, 1995. (File Nos. 33-31602 and 811-5950).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form
    N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form
    N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form
    N-1A filed May 5, 1995. (File Nos. 33-31602 and 811-5950).

(10)Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

(12)Response is incorporated by reference to Registrant's Definitive Registration Statement on Form N-14 filed October 24, 1996. (File Nos. 333-12079 and 811-5950).



7.2 Copy of Exhibits F, G and H to the Distributor's Contract of the Registrant (5)

7.3  Copy of Exhibits C and D to Distributor's Contract of the Registrant
     (6)

8.   Not Applicable

9.1  Conformed Copy of Custodian Agreement of the Registrant (3)

9.2  Conformed Copy of Transfer Agency and Service Agreement of the
     Registrant (3)

9.3  Conformed Copy of Fund Accounting Agreement (2)

10.1 Conformed Copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement (7)

10.2 Copy of Rule 12b-1 Plan dated June 1, 1994 (5)

10.3 Conformed Copy of Rule 18-3 Plan (8)

*   Filed electronically.
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form
    N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 to its Registration Statement on Form
    N-1A filed November 25, 1994. (File Nos. 33-31602 and 811-5950).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form
    N-1A filed May 5, 1995. (File Nos. 33-31602 and 811-5950).

(7) Response is incorporated by reference to Cash Trust Series II's Post Effective Amendment No. 6 to its Registration Statement on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269).

(8) Response is incorporated by reference to the World Investment Series, Inc's. Registration Statement on Form N-1A filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 to its Registraton Statement on Form N-1A filed with the Commission on August 29, 1996. (File Nos. 33-31602 and 811-5950)




11. Copy of Opinion and Consent of Counsel as to legality of shares being registered (11)

12.  Tax Opinion of Howard & Howard Attorneys, P.C. *

13. Conformed Copy of Amended and Restated Shareholder Services Agreement of Registrant (11)

14.1 Conformed Copy of Consent of Arthur Andersen LLP (11)

14.2 Conformed Copy of Consent of Ernst & Young LLP (11)

15.  Not Applicable

16.  Conformed Copy of Power of Attorney (9)

17.1 Copy of Declaration under Rule 24f-2 (11)

17.2 Form of Proxy (12)

*   Filed electronically.


(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 to its Registraton Statement on Form N-1A filed with the Commission on August 29, 1996. (File Nos. 33-31602 and 811-5950)

(11)Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed September 16, 1996. (File Nos.
    33-31602 and 811-5950).

(12)Response is incorporated by reference to Registrant's Definitive Registration Statement on Form N-14 filed October 24, 1996. (File Nos. 333-12079 and 811-5950).


Item 17.  Undertakings:

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of December, 1996.

                      MONEY MARKET OBLIGATIONS TRUST

               BY: /s/J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 11, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact      December 11, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Trustee

John W. McGonigle*          Treasurer and Executive Vice
                              President
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney